Related Party Balances and Transactions - Service income (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Related Party Transaction [Line Items]
Service income	¥ 39,310	¥ 1,163
Wuhan Weineng Battery Assets Co., Ltd.
Related Party Transaction [Line Items]
Service income	37,948
Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Transaction [Line Items]
Service income	1,197	¥ 1,163
Beijing Weixu Business Consulting Co.,Ltd.
Related Party Transaction [Line Items]
Service income	¥ 165